Loss Per Share - Schedule of Earnings (Loss) Per Share (Details) - USD ($)		12 Months Ended
		Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Continuing Operations [Member]
Numerator:
Net loss attributable to the Company		$ (16,107,390)	$ (81,854,633)	$ (6,253,518)
Accretion of convertible redeemable preferred shares				(2,001,777)
Net loss attributable to ordinary shareholders – basic		(16,107,390)	(81,854,633)	(8,255,295)
Net loss attributable to ordinary shareholders – diluted		$ (16,107,390)	$ (81,854,633)	$ (8,255,295)
Denominator:
Weighted average ordinary shares outstanding – basic (in Shares)	[1],[2],[3]	1,033,554	962,772	746,343
Weighted average ordinary shares outstanding – diluted (in Shares)	[1],[2],[3]	1,033,554	962,772	746,343
Loss per share – basic (in Dollars per share)		$ (15.58)	$ (85.02)	$ (11)
Loss per share – diluted (in Dollars per share)		$ (15.58)	$ (85.02)	$ (11)
Discontinued Operations [Member]
Denominator:
Weighted average ordinary shares outstanding – basic (in Shares)	[2],[3]			149,269
Weighted average ordinary shares outstanding – diluted (in Shares)	[2],[3]			149,269
Numerator:
Income from discontinued operations attributable to the Company				$ 520,000
Income from discontinued operations attributable to ordinary shareholders – basic				520,000
Income from discontinued operations attributable to ordinary shareholders – diluted				$ 520,000
Denominator:
Earnings per share – basic (in Dollars per share)				$ 0.6
Earnings per share – diluted (in Dollars per share)				$ 0.6

[1]	According to the M&A, Class A and Class B ordinary shares shall rank pari passu and have the same rights, preferences, privileges and restrictions, except for the voting rights, where each share of Class B ordinary shares shall have 15 votes and each share of Class A ordinary shares shall have one vote, and the conversion rights, where each share of Class B ordinary shares shall be convertible into one share of Class A ordinary shares, whereas Class A ordinary shares are not convertible into Class B ordinary shares. As such, the weighted average ordinary shares outstanding represents the combined number of Class A and Class B ordinary shares.
[2]	After giving retrospective effects of the 1-for-20 reverse stock split effective on May 13, 2025.
[3]	The basic weighted average ordinary share outstanding also includes share warrants to subscribe for 179,649 Class A ordinary shares as the share warrants accord the holders with all rights and obligations attached to the Class A ordinary shares, as if such warrant holders had exercised the warrants and been duly registered as shareholders of the Company.